CONSOLIDATED STATEMENTS OF INCOME ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ILS (₪) ₪ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 ILS (₪) ₪ / shares	Dec. 31, 2019 ILS (₪) ₪ / shares
Statement Line Items [Line Items]
Revenues, net | ₪	₪ 3,363		₪ 3,189	₪ 3,234
Cost of revenues | ₪	2,732		2,664	2,707
Gross profit | ₪	631		525	527
Selling and marketing expenses | ₪	323		291	301
General and administrative expenses | ₪	164		145	149
Credit losses | ₪	9		23	18
Other income, net | ₪	28		30	28
Operating profit | ₪	163		96	87
Finance income | ₪	4		8	7
Finance expenses | ₪	68		77	75
Finance costs, net | ₪	64		69	68
Profit before income tax | ₪	99		27	19
Income tax income (expense) | ₪	16		(10)		[1]
Profit for the year | ₪	₪ 115		₪ 17	₪ 19
Earnings per share
Basic | ₪ / shares	₪ 0.63		₪ 0.09	₪ 0.12
Diluted | ₪ / shares	₪ 0.62		₪ 0.09	₪ 0.12
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Revenues, net | $		$ 1,081
Cost of revenues | $		878
Gross profit | $		203
Selling and marketing expenses | $		104
General and administrative expenses | $		52
Credit losses | $		3
Other income, net | $		9
Operating profit | $		53
Finance income | $		1
Finance expenses | $		22
Finance costs, net | $		21
Profit before income tax | $		32
Income tax income (expense) | $		5
Profit for the year | $		$ 37
Earnings per share
Basic | $ / shares		$ 0.20
Diluted | $ / shares		$ 0.20

[1]	Representing an amount of less than 1 million.